Vessel Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Vessel Revenue [Abstract]
Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the years ended December 31, 2024, 2023 and 2022 were:

Customer	2024	2023	2022
A	34%	28%	24%
B	22%	25%	17%
C	12%	18%	18%
D	-	12%	15%
Total	68%	83%	74%